Fair Value of Assets Measured on Recurring Basis (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 244,050,671	$ 214,392,682
Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	29,962,000	36,359,000
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	108,078,000	98,910,000
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	78,187,000	61,967,000
Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	26,852,000	16,187,000
Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	972,000	970,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	972,000	970,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	972,000	970,000
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	240,281,000	210,755,000
Significant Other Observable Inputs (Level 2) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	29,962,000	36,359,000
Significant Other Observable Inputs (Level 2) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	108,078,000	98,910,000
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	78,187,000	61,967,000
Significant Other Observable Inputs (Level 2) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	24,054,000	13,519,000
Significant Other Observable Inputs (Level 2) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	2,798,000	2,668,000
Significant Unobservable Inputs (Level 3) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	2,798,000	2,668,000
Significant Unobservable Inputs (Level 3) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 0	$ 0